HL SCOPE RIC LLC

Schedule of Investments (Unaudited)

March 31, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 109.63%
Term Loans* – 102.02%
Direct Credit – 102.02%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,656,500	$8,513,236	$8,453,072	#
Apex Service Partners, LLC (2024 Revolving Credit Loan)[1,2]	5% + CME Term SOFR	10/24/2029	10/22/2024	298,647	298,647	296,979	#
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,778,521	3,743,478	3,753,583	#
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1,2]	5% + CME Term SOFR	10/24/2030	9/24/2024	4,992,022	4,969,186	4,961,968	#
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	899,325	890,984	893,389	#
Arctic Holdco, LLC (2025 Delayed Draw Term Loan)[1,2]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	3,821,656	3,802,996	3,797,327
Arctic Holdco, LLC (Initial Refinancing Revolving Loan)[1,2]	5.25% + CME Term SOFR	1/31/2031	1/31/2025	2,547,771	2,522,991	2,522,580
Arctic Holdco, LLC (Tranche B Term Loan)[1]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	33,546,497	33,218,907	33,218,909
Associations, Inc. (Revolving Loan (2024))[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	813,783	813,783	813,784	#
Associations, Inc. (Special Purpose DDTL)[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	1,014,546	1,014,546	1,015,074	#
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	13,017,123	13,017,123	13,044,459	#
Astro Acquisition, LLC (2024 Term Loan)[1]	5.25% + CME Term SOFR	12/13/2027	4/24/2024	9,900,000	9,863,248	9,845,550	#
BDO USA, P.C. (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	14,924,242	14,924,242	14,924,242
BlueHalo Global Holdings, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	10/31/2025	11/26/2024	27,499,504	27,370,097	27,499,504
Celero Commerce, LLC (Multi-Draw Term Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	3,614,458	3,601,016	3,600,904
Celero Commerce, LLC (Revolving Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	1,204,819	1,195,858	1,195,783
Celero Commerce, LLC (Term Loan (2025))[1]	5% + CME Term SOFR	2/28/2031	3/14/2025	15,180,723	15,067,809	15,067,809
Continental Cafe Holdings, LLC (Delayed Draw Term Loan)[1,2]	5.25% + CME Term SOFR	12/31/2029	12/19/2024	4,545,455	4,518,637	4,517,045
Continental Cafe Holdings, LLC (Initial Term Loan)[1]	5.25% + CME Term SOFR	12/31/2029	12/19/2024	10,428,409	10,305,359	10,305,359
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1]	5.75% + CME Term SOFR	2/9/2027	9/5/2024	15,960,000	15,837,826	15,837,794	#
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,333,281	6,317,383	#
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 PIK Option Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	1,092,701	1,085,702	1,082,976	#

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HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 109.63% (Continued)
Term Loans* – 102.02% (Continued)
Direct Credit – 102.02% (Continued)
DTI Holdco, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4% + CME Term SOFR	4/26/2029	2/7/2025	$19,949,110	$19,907,850	$ 19,901,029	#
Engineering Research And Consulting, LLC (Term B Loan)[1]	5% + CME Term SOFR	8/29/2031	8/16/2024	9,975,000	9,791,787	9,833,355	#
ESCP DTFS Inc. (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,950,000	9,793,345	9,811,695	#
LSCS Holdings, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4.5% + CME Term SOFR	3/4/2032	2/21/2025	15,000,000	14,925,650	14,925,653
Minds Buyer, LLC (Initial Term Loan (First Lien))[1]	5.25% + CME Term SOFR	5/3/2029	10/25/2024	9,455,469	9,369,755	9,369,755
Minds Buyer, LLC (Revolving Loan (2024) (First Lien))[1,2]	5.25% + CME Term SOFR	5/3/2029	10/29/2024	520,833	515,625	515,625
OneZero Financial Systems, LLC (Delayed Draw Term Loan)[1,2]	5% + CME Term SOFR	10/7/2031	10/7/2024	1,581,731	1,574,367	1,571,523
OneZero Financial Systems, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	10/7/2031	10/7/2024	9,038,462	8,954,301	8,954,301
OneZero Financial Systems, LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	10/7/2031	10/7/2024	1,129,808	1,119,288	1,118,510
Perforce Software, Inc. (2024-1 Refinancing Term Loan (First Lien))[1]	4.75% + CME Term SOFR	7/2/2029	12/18/2024	4,987,500	4,916,265	4,916,265
PT Intermediate Holdings III, LLC (2024 Delayed Draw Term Loan)[1,2]	4.75% + CME Term SOFR	4/9/2030	4/3/2024	1,159,696	1,158,481	1,158,246	#
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	3.25% + CME Term SOFR	4/9/2030	4/3/2024	16,497,297	16,460,733	16,335,623	#
SGA Dental Partners Opco, LLC (Initial DDTL)[1,2]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	2,372,768	2,352,393	2,333,765
SGA Dental Partners Opco, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	12,555,952	12,340,315	12,304,833
Smartronix, LLC (Term Loan)[1]	4.5% + CME Term SOFR	2/6/2032	2/6/2025	6,500,000	6,436,048	6,436,048
Solidcore Topco, LLC (Delayed Draw Term Loan)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	2,000,000	1,981,351	1,980,000
Solidcore Topco, LLC (Initial Revolving Loan)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	1,000,000	981,351	980,000
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	10,000,000	9,813,510	9,813,510
Summit Buyer, LLC (Closing Date Term Loan)[1]	4.75% + CME Term SOFR	6/2/2031	5/31/2024	12,788,995	12,676,358	12,656,764	#
Summit Buyer, LLC (Delayed Draw Term Loan)[1,2]	4.75% + CME Term SOFR	6/2/2031	5/31/2024	6,995,714	6,964,908	6,941,213	#
Summit Buyer, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	5/31/2030	5/31/2024	1,635,870	1,621,788	1,619,511	#

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HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 109.63% (Continued)
Term Loans* – 102.02% (Continued)
Direct Credit – 102.02% (Continued)
Sunshine Cadence Holdco, LLC (Delayed Draw Term Loan)[1,2]	5% + CME Term SOFR	5/1/2031	5/1/2024	4,312,077	4,312,077	4,289,371	#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,530,294	11,430,103	11,378,094	#
Tau Buyer, LLC (Delayed Draw Term Loan)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	2,352,941	2,341,453	2,340,728
Tau Buyer, LLC (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	882,353	873,737	873,529
Tau Buyer, LLC (Term B Loan)[1]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	6,764,706	6,698,647	6,698,647
TEAM Services Group, LLC (Incremental Term Loan (First Lien))[1]	5.25% + CME Term SOFR	12/20/2027	6/28/2024	8,977,500	8,823,000	8,823,000
US Fitness Holdings, LLC (2024 Refinancing RC Facility Loan)[1,2]	5.5% + CME Term SOFR	9/4/2030	9/4/2024	732,143	725,394	724,821
US Fitness Holdings, LLC (Delayed Draw Term Loan)[1,2]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	1,903,571	1,894,657	1,894,054
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	7,595,250	7,524,117	7,524,117
Vensure Employer Services, Inc. (Initial Term Loan)[1]	5% + CME Term SOFR	9/27/2031	11/1/2024	11,970,000	11,855,332	11,855,332
VSTG Intermediate Holdings, Inc. (Initial Term Loan)[1]	3.75% + CME Term SOFR	7/13/2029	1/24/2025	9,460,552	9,460,552	9,460,552
Vybond Buyer, LLC (Delayed Draw Term Loan)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	2,628,505	2,609,231	2,608,791
Vybond Buyer, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	2/3/2032	2/3/2025	10,400,117	10,247,594	10,247,594
Vybond Buyer, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	1,971,379	1,942,467	1,941,808
Total Direct Credit						417,103,135
Total Term Loans						417,103,135

Fund of Funds – 2.01%
Direct Equity – 2.01%
BCP Great Lakes II - Series A Holdings LP^[1]	N/A	N/A	7/17/2024	N/A	8,247,820	8,218,557
Total Direct Equity						8,218,557
Total Fund of Funds						8,218,557

Short Term Investments – 5.60%
Time Deposits – 5.60%
Sumitomo Trust Bank	3.68%	4/1/2025	3/31/2025	22,888,860	22,888,860	22,888,860
Total Time Deposits						22,888,860
Total Short Term Investments						22,888,860

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HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2025

Fair Value

Total Investments (Cost $448,439,462)	$448,210,552
Assets in excess of other liabilities – (9.63)%	(39,359,365)
Total Net Assets – 100%	$408,851,187

DDTL - Delayed Draw Term Loan

CME - Chicago Mercantile Exchange

SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 4.29% at March 31, 2025)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.
[2]	Investment has been committed to but has not been fully funded by the Fund as of period end.

Percentage based on net assets of $408,851,187.

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HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited)

March 31, 2025

1.	Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board of Trustees (the “Board”) designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain Fund of Funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the Fund of Funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

2.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

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HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited) (Continued)

March 31, 2025

2.	Portfolio Valuation (Continued)

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$417,103,135	$417,103,135
Time Deposits	22,888,860	-	-	22,888,860
	22,888,860	-	417,103,135	439,991,995
Investments valued using practical expedient*				8,218,557
Total Investments				$448,210,552

*	Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of December 31, 2024	$263,520,394
Total gains or losses for the period included in earnings (or changes in net assets)	(460,446)
Transfers into Level III	-
Transfers out of Level III	-
Purchases	185,175,665
Sales	(31,132,478)
Balance as of March 31, 2025	$417,103,135
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$(718,189)

www.hamiltonlane.com	HL SCOPE RIC LLC	6